Interests in Other Entities	12 Months Ended
Dec. 31, 2018
Statement [LineItems]
Interests in Other Entities

21. INTERESTS IN OTHER ENTITIES

	2018 £m	2017 £m
Joint ventures	88	73

	88	73

The Santander UK group consists of a parent company, Santander UK Group Holdings plc, incorporated and domiciled in the UK and a number of subsidiaries and joint ventures held directly and indirectly by the Company. The Company has no individually significant associates. Details of subsidiaries, joint ventures and associates are set out in the Shareholder Information section.

a) Interests in subsidiaries

The Company holds directly or indirectly 100% of the issued ordinary share capital of its principal subsidiaries. All companies operate principally in their country of incorporation or registration. ANTS has branch offices in Jersey and the Isle of Man, and had a branch office in the US which closed in 2018.

On 1 January 2018, Santander UK plc acquired 100% of the share capital of Santander UK Operations Ltd (formerly Geoban UK Ltd, a subsidiary of Geoban SA) and Santander UK Technology Ltd (formerly Isban UK Ltd, a subsidiary of Ingenieria de Software Bancario SL), for a final cash consideration of £66m. Immediately prior to this, the UK business of Produban Servicios Informaticos Generales SL was acquired by Santander UK Technology Ltd for a final cash consideration of £13m. These businesses are referred to as Santander Services.

Subsidiaries with significant non-controlling interests

The only subsidiary with significant non-controlling interests is PSA Finance UK Limited, which operates in the UK. In 2018 and 2017, the proportion of ownership interests and voting rights held by non-controlling interests was 50%.

	2018 £m	2017 £m
Profit attributable to non-controlling interests	22	21

Accumulated non-controlling interests of the subsidiary	151	152

Dividends paid to non-controlling interests	22	19

Summarised financial information:
– Total assets	3,289	3,215
– Total liabilities	2,987	2,909
– Profit for the year	43	43
– Total comprehensive income for the year	43	43

Interests in consolidated structured entities

Structured entities are formed by Santander UK to accomplish specific and well-defined objectives. Santander UK consolidates these structured entities when the substance of the relationship indicates control, as described in Note 1. In addition to the structured entities disclosed in Note 15 which are used for securitisation and covered bond programmes, the only other structured entities consolidated by Santander UK are described below. All the external assets in these entities are included in the financial statements and in relevant Notes. Other than as set out below, no significant judgements were required with respect to control or significant influence.

i) Guaranteed Investment Products 1 PCC Limited (GIP)

GIP is a Guernsey-incorporated, closed-ended, protected cell company. The objective of each cell is to achieve capital growth for retail investors. In order to achieve the investment objective, GIP, on behalf of the respective cells, has entered into transactions with Santander UK plc. Santander Guarantee Company, a Santander UK group company, also guarantees the shareholders of cells a fixed return on their investment and/or the investment amount. GIP has no third party assets. Although the share capital is owned by the retail investors, Santander UK continues to have exposure to variable risks and returns through Santander Guarantee Company’s guarantee and has therefore consolidated this entity.

ii) Santander UK Foundation Limited

Santander UK Foundation Limited supports disadvantaged people throughout the UK through the charitable priorities of education and financial capability. The entity was set up by Santander UK plc, although its control was transferred to Santander UK Group Holdings plc in June 2018. All of its revenue since that date arises through donations from Santander UK Group Holdings plc. Its third party assets of £15m (2017: £16m) are not material to the results of the Santander UK group. This entity has been consolidated as Santander UK Group Holdings plc directs its activities.

b) Interests in joint ventures

Santander UK does not have any individually material interests in joint ventures. As set out in the accounting policies in Note 1, interests in joint ventures are accounted for using the equity method. In 2018, Santander UK’s share in the profit after tax of its joint ventures was £15m (2017: £12m) before elimination of transactions between Santander UK and the joint ventures. At 31 December 2018, the carrying amount of Santander UK’s interest was £88m (2017: £73m). At 31 December 2018 and 2017, the joint ventures had no commitments and contingent liabilities.

c) Interests in unconsolidated structured entities

Structured entities sponsored by the Santander UK group

Santander UK has interests in structured entities which it sponsors but does not control. Santander UK considers itself a sponsor of a structured entity when it facilitates the establishment of the structured entity. Other than as set out below, no significant judgements were required with respect to control or significant influence. The structured entities sponsored but not consolidated by Santander UK are as follows.

i) Santander (UK) Common Investment Fund

The Santander (UK) Common Investment Fund (the Fund) is a common investment fund that was established to hold the assets of the Santander (UK) Group Pension Scheme. The Fund is not consolidated by Santander UK, but its assets of £11,433m (2017: £11,626m) are accounted for as part of the defined benefit assets and obligations recognised on Santander UK’s balance sheet. For more on the Fund, see Note 31. As the Fund holds the assets of the pension scheme, it is outside the scope of IFRS 10. Santander UK’s maximum exposure to loss is the carrying amount of the assets held.

ii) Trust preferred entities

The trust preferred entities, Abbey National Capital Trust I and Abbey National Capital LP I, were 100% owned finance subsidiaries (as defined in Regulation S-X under the US Securities Act 1933, as amended) of Santander UK plc which were set up by Santander UK solely to issue trust preferred securities to third parties and lend the funds on to other Santander UK companies. On 7 February 2000, Abbey National Capital Trust I issued US$1bn of 8.963% Non-cumulative Trust Preferred Securities, which were registered under the US Securities Act 1933, as amended. The trust preferred entities were not consolidated by Santander UK as Santander UK plc was not exposed to variability of returns from them.

In 2018, following a Partnership Special Redemption Event, the outstanding US$104m Abbey National Capital Trust I 8.963% Non-cumulative Trust Preferred Securities were redeemed in full in accordance with their terms. The trust preferred entities were liquidated later in 2018.

iii) Credit protection entities

Santander UK has established three (2017: two) credit protection entities which are private limited companies incorporated in Ireland. Each entity has issued a series of credit linked notes varying in seniority which reference portfolios of Santander UK group loans. Concurrently, these entities sell credit protection to Santander UK in respect of the referenced loans and, in return for a fee, are liable to make protection payments to Santander UK upon the occurrence of a credit event in relation to any of the referenced loans.

Senior credit linked notes, which amounted to £3,053m (2017: £830m), are issued to, and held by, Santander UK. These notes are included within ‘Other financial assets at fair value through profit or loss’ on the balance sheet (see Note 13). Junior credit linked notes, which amounted to £408m (2017: £187m), are all held by third party investors and suffer the first losses incurred in the referenced portfolios. Funds raised by the sale of the credit linked notes are deposited with Santander UK as collateral for the credit protection. Deposits and associated guarantees in respect of the senior credit linked notes are included within ‘Other financial liabilities at fair value through profit or loss’ (see Note 24), and in respect of the junior credit linked notes are included within ‘Deposits by customers’ (see Note 25).

The entities are not consolidated by Santander UK because the third party investors have the exposure, or rights, to all of the variability of returns from the performance of the entities. No assets are transferred to, or income received from, these vehicles. Because the credit linked notes (including those held by Santander UK) are fully cash collateralised, Santander UK’s maximum exposure to loss is equal to any unamortised fees paid to the credit protection entities in connection with the credit protection outlined above.

Structured entities not sponsored by the Santander UK group

Santander UK also has interests in structured entities which it does not sponsor or control. These largely relate to the legacy treasury asset portfolio and consist of holdings of mortgage and other asset backed securities issued by entities that were established and/or sponsored by other unrelated financial institutions. These securities comprise the asset backed securities included in Note 18. Management has concluded that the Santander UK group has no control or significant influence over these entities and that the carrying value of the interests held in these entities represents the maximum exposure to loss.

Santander UK Group Holdings plc [member]
Statement [LineItems]
Interests in Other Entities

7. INTERESTS IN OTHER ENTITIES

	2018 £m	2017 £m
Interests in ordinary shares of subsidiaries	11,645	11,268
£500m Fixed Rate Reset Perpetual AT1 Capital Securities	495	495
£750m Fixed Rate Reset Perpetual AT1 Capital Securities	750	750
£300m Perpetual Capital Securities	300	300
£500m Perpetual Capital Securities	210	500

	13,400	13,313

Interests in subsidiaries are held at cost subject to impairment. During 2018 and 2017, no impairment was recognised. The Company has no associates.

The movement in the Company’s interests in subsidiaries was as follows:

	Cost £m	Impairment £m	Net book value £m
At 1 January 2017, 31 December 2017 and 1 January 2018	11,268	—	11,268
Additions	377	—	377

At 31 December 2018	11,645	—	11,645

Interests in ordinary shares of subsidiaries include the Company’s investment in 100% of the ordinary share capital of Santander UK plc, Abbey National Treasury Services plc (ANTS) and Santander Equity Investments Limited (SEIL).

During the year the following restructures were carried out as part of the Santander UK group’s ring-fencing plans:

•	Santander UK Group Holdings plc acquired 100% of the share capital of SEIL from ANTS, for a consideration of £40m, which was equivalent to the book value of the associated assets and liabilities.

•

Santander UK Group Holdings plc acquired 100% of the share capital of ANTS from Santander UK plc, for a consideration of £337m, which was equivalent to the book value of the associated assets and liabilities.

For more on our ring-fencing plans, see Note 43 to the Consolidated Financial Statements. Details of subsidiary undertakings and joint ventures are set out in the Shareholder information section. For information on AT1 and Perpetual Capital Securities, see Note 34 to the Consolidated Financial Statements.